Issued Capital - Schedule of Black Scholes Options Pricing Model (Details)	12 Months Ended
Apr. 30, 2025 yr
Disclosure of Inputs into Black Scholes Option Pricing Model [Line Items]
Risk-free interest rate	2.94%
Expected life (years)	4
Expected volatility	69.19%
Expected dividend yield	0.00%
Estimated forfeiture rate	3.51%